Offerings - Offering: 1	Apr. 24, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares
Amount Registered | shares	26,450,000
Proposed Maximum Offering Price per Unit	22.50
Maximum Aggregate Offering Price	$ 595,125,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 91,113.64
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the registrant's registration statement on Form F-3 (File No. 333-286679) (the "Registration Statement") also covers any additional Class A Ordinary Shares which become issuable in connection with any share split, share dividend or pursuant to anti-dilution provisions of Class A Ordinary Shares registered pursuant to the Registration Statement. (2) Calculated in accordance with Rule 457(r) under the Securities Act. Payment of the registration fee at the time of filing of the Registration Statement on April 22, 2025 was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith. (3) Includes 3,450,000 Class A Ordinary Shares issuable upon exercise of the underwriters' option to purchase additional Class A Ordinary Shares.